SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

27) SUBSEQUENT EVENTS

a) Vesting of stock option

On February 4, 2021, the Company vested the total of 149,154 TRSUs, issued by treasury shares.

b) Senior Secured Notes

On February 10, 2021, Atento Luxco 1 S.A., closed an offering of 500,000 thousand U.S. dollars aggregate principal amount of 8.0% Senior Secured Notes due February 10, 2026 in a private placement transaction.

On February 17, 2021, Atento Luxco 1 S.A. purchased 275,815 thousand U.S. dollars of its 6.125% Senior Secured Notes due 2022 in a tender offer. The notes were purchased at a price equal to 1,015.31 U.S. dollars per 1,000 U.S. dollars principal amount.

On February 18, 2021, Atento Luxco 1 S.A. redeemed the remainder 224,185 thousand U.S. dollars of its 6.125% Senior Secured Notes due 2022. The redemption price was equal to 1,015.31 U.S. dollars per 1,000 U.S. dollars principal amount, plus accrued and unpaid interest on the principal amount of the Notes, which was equal to 1,016.67 U.S. dollars per 1,000 U.S. dollars principal amount.

With these transactions, the Company completed the refinancing of all 500,000 thousand U.S. dollars aggregate principal amount of its 6.125% Senior Secured Notes due 2022, extending the Company’s average life to 4.5 years from 1.5 years.

c) Bank Borrowings

On February 22, 2021, Atento Brasil rolled-over the bank credit certificate with Banco ABC Brasil for an amount of 50,000 thousand Brazilian Reais, until February 22, 2022, with an annual interest rate of CDI plus 2.75%.

On February 28, 2021, Atento Brasil rolled-over the bank credit certificate with Banco do Brasil for an amount of 30,000 thousand Brazilian Reais, until August 28, 2021, with an annual interest rate of CDI plus 2.65%.

d) Change in Registrant’s Certifying Accountant

On March 15, 2021, the Company filed as Exhibit 99.1 to its Report on Form 6-K a notice and proxy statement with respect to the ordinary general meeting of shareholders, at which, among other things, shareholders of the Company will be asked to approve the appointment of Deloitte Touch Tohmatsu Auditores Independentes (“Deloitte”) as independent auditor of the Company with respect to the financial year ending on December 31, 2021, to replace Ernst & Young Auditores Independentes S.S. (“E&Y”) as independent auditor (réviseur d’entreprises agréé). The recommendation is subject to shareholder approval at the ordinary general meeting to be held on April 2, 2021. The appointment of Deloitte will take effect on April 2, 2021.